Consolidated Statement of Comprehensive Income / (Loss) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net loss		€ (31)	€ (4)	€ (552)
Items that will not be reclassified subsequently to the consolidated Income Statement
Remeasurement on post-employment benefit obligations		12	(20)	(7)
Income tax on remeasurement on post-employment benefit obligations		(8)	2	20
Cash flow hedge	[1]			(9)
Income tax on cash flow hedge				3
Items that may be reclassified subsequently to the consolidated Income Statement
Cash flow hedge	[2]	46	(27)
Income tax on cash flow hedge		(15)	9
Currency translation differences		(20)	6	34
Other comprehensive income / (loss)		15	(30)	41
Total comprehensive loss		(16)	(34)	(511)
Attributable to:
Equity holders of Constellium		(15)	(34)	(513)
Non-controlling interests		(1)		2
Total comprehensive loss		€ (16)	€ (34)	€ (511)

[1]	Relates to foreign currency hedging of the estimated U.S. Dollar Wise acquisition price
[2]	Relates to foreign currency hedging of certain forecasted sales in U.S. Dollar